Simple Agreements for Future Equity - Additional information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025
Simple Agreements For Future Equity [Line Items]
Percentage of Discount Price Per Share		50.00%
Simple Agreements For Future Equity Price Per Share Valuation Cap		$ 500.0
Debt Instrument Value Exchanged For Equity				$ 10.0
Simple Agreement For Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
Stock Issued During Period, Value, Other	$ 23.7
AACT Affiliate [Member] | Simple Agreement For Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
Stock Issued During Period, Value, Other	10.0
Affiliates of Board [Member] | Simple Agreement For Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
Stock Issued During Period, Value, Other	$ 4.0
2023 SAFE [Member]
Simple Agreements For Future Equity [Line Items]
Payments for Repurchase of Equity			$ 10.0
Percentage of Discount Price Per Share			75.00%
Simple Agreements For Future Equity Price Per Share Valuation Cap			$ 800.0
2024 SAFE [Member]
Simple Agreements For Future Equity [Line Items]
Payments for Repurchase of Equity		$ 45.2
Percentage of Discount Price Per Share		50.00%
Simple Agreements For Future Equity Price Per Share Valuation Cap		$ 500.0
2024 SAFE [Member] | Board [Member]
Simple Agreements For Future Equity [Line Items]
Payments for Repurchase of Equity		$ 10.4